Short-Term Investments - Additional Information (Detail) - USD ($)	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Short-term Investments [Abstract]
Held-to-maturity investments for OTTI recognized	$ 0	$ 0	$ 0